Cover	Jul. 24, 2025
Cover [Abstract]
Entity Registrant Name	Goldenwell Biotech, Inc.
Entity Central Index Key	0001800373
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 24, 2025
Entity Ex Transition Period	true
Entity File Number	000-56275
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-2896086
Entity Address Address Line 1	7316 Capilano Dr.
Entity Address City Or Town	Solon
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44139
City Area Code	440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	666-7999